Income Taxes - Profit Before Tax by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Total	€ 4,764	€ 5,341	€ 4,513
Germany
Income Taxes
Total	(1,078)	1,201	1,814
Foreign
Income Taxes
Total	€ 5,842	€ 4,140	€ 2,699